Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,884,640
Balance ending of period	1,918,103	$ 1,884,640
Vessel Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	2,288,855	1,992,613
Additions	101,149	296,242
Disposals	(47,276)
Balance ending of period	2,342,728	2,288,855
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beggining of the period	(404,215)	(328,512)
Depreciation	(45,836)	(75,703)
Disposals	25,426
Balance ending of period	(424,625)	(404,215)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,884,640	1,664,101
Additions	101,149	296,242
Depreciation	(45,836)	(75,703)
Disposals	(21,850)
Balance ending of period	$ 1,918,103	$ 1,884,640